December 29, 2009

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Catalyst Funds, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Catalyst Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 34 to the Trust’s Registration Statement the (the “Amendment”).  The Amendment is filed pursuant to Rule 485(b) promulgated under the Securities Act of 1933.

The main purpose of the Amendment is to provide additional disclosure in response to Securities & Exchange Commission staff comments regarding the Catalyst/Groesbeck Growth of Income Fund and the Compass EMP Alternative Investment Fund.  Another purpose of this filing is to combine the registration statements for the Catalyst Value Fund, the Catalyst High Income Fund, the Catalyst Total Return Income Fund, the Catalyst Rising Dividend Fund and the Catalyst/Groesbeck Growth of Income Fund.  Yet another purpose of this filing is to combine the registration statements of the Compass EMP Conservative to Moderate Fund, the Compass EMP Long-Term Growth Fund and the Compass EMP Alternative Investment Fund.

We believe that the Amendment does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Sincerely,

/s/ Thompson Hine LLP

Thompson Hine LLP